Pioneer Municipal High Income Fund, Inc.

Ticker Symbol: MHI

Schedule of Investments  |  7/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 122.6%
	Municipal Bonds — 120.7% of Net Assets(a)
	Alabama — 0.6%
1,250,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series A, 5.00%, 6/1/54	$ 1,285,350
	Total Alabama	$1,285,350

	Arizona — 0.9%
2,220,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	$ 2,005,082
	Total Arizona	$2,005,082

	Arkansas — 4.5%
10,200,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	$ 10,325,154
	Total Arkansas	$10,325,154

	California — 6.0%
10,000,000(b)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	$ 2,708,400
2,200,000(c)	California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series A-4, 8.00%, 1/1/50 (144A)	2,226,334
750,000	California Municipal Finance Authority, Westside Neighborhood School Project, 6.375%, 6/15/64 (144A)	814,935
300,000	California School Finance Authority, Envision Education – Obligated Group, Series A, 5.00%, 6/1/54 (144A)	305,445
1,400,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.625%, 11/1/33	1,401,176
2,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	2,065,180
4,000,000	San Diego County Regional Airport Authority, Private Activity, Series B, 5.25%, 7/1/58	4,301,120
	Total California	$13,822,590

	Colorado — 2.6%
1,000,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	$ 889,520
1Pioneer Municipal High Income Fund, Inc. | 7/31/24

Principal Amount USD ($)		Value
	Colorado — (continued)
2,450,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	$ 2,464,382
2,500,000	Nine Mile Metropolitan District, 5.125%, 12/1/40	2,545,825
	Total Colorado	$5,899,727

	District of Columbia — 5.1%
500,000	District of Columbia, Union Market Project, Series A, 5.125%, 6/1/34 (144A)	$ 502,755
500,000(c)	District of Columbia, Union Market Project, Series B, 6/1/49 (144A)	285,140
5,025,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	5,192,785
10,000,000(b)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	2,241,000
3,250,000	Washington Metropolitan Area Transit Authority Dedicated Revenue, Climate Transition Bonds, Series A, 5.25%, 7/15/59	3,558,490
	Total District of Columbia	$11,780,170

	Florida — 3.4%
3,220,000	City of Tampa, Hospital Revenue Bonds (H. Lee Moffit Cancer Center Project), Series B, 4.00%, 7/1/45	$ 3,044,156
2,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.50%, 7/1/53	2,079,300
1,000,000(c)	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 12.00%, 7/15/32 (144A)	1,063,260
500,000	Florida Development Finance Corp., The Henry Project, Series A-1, 5.25%, 6/1/54 (144A)	512,355
1,000,000	Florida Development Finance Corp., The Henry Project, Series B, 6.50%, 6/1/59 (144A)	1,026,920
	Total Florida	$7,725,991

	Georgia — 4.4%
10,000,000	Brookhaven Development Authority, Children's Healthcare Of Atlanta, Inc., Series A, 4.00%, 7/1/44	$ 10,007,000
	Total Georgia	$10,007,000

	Idaho — 2.2%
5,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$ 5,014,400
	Total Idaho	$5,014,400

	Illinois — 6.4%
2,000,000(d)	Chicago Board of Education, Series A, 5.00%, 12/1/47	$ 2,050,660
Pioneer Municipal High Income Fund, Inc. | 7/31/242

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Illinois — (continued)
2,000,000(d)	Chicago Board of Education, Series H, 5.00%, 12/1/46	$ 2,008,220
704,519(b)(e)	Illinois Finance Authority, Cabs Clare Oaks Project, Series B-1, 11/15/52	28,181
1,116,010(c)(e)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.00%, 11/15/52	725,406
3,500,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.25%, 5/15/42	2,691,745
4,000,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.50%, 5/15/54	2,915,000
915,000	Illinois Housing Development Authority, Series B, 2.15%, 10/1/41 (GNMA FNMA FHLMC COLL Insured)	650,281
2,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/50	1,893,020
1,205,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 5.00%, 6/15/57	1,216,773
695,000(e)	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	486,500
	Total Illinois	$14,665,786

	Indiana — 1.8%
2,000,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	$ 1,899,720
1,500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	1,304,520
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	1,002,430
	Total Indiana	$4,206,670

	Iowa — 4.2%
9,675,000	Iowa Finance Authority, Alcoa Inc. Projects, 4.75%, 8/1/42	$ 9,667,066
	Total Iowa	$9,667,066

	Maine — 1.3%
3,000,000	Maine Health & Higher Educational Facilities Authority, Series A, 4.00%, 7/1/50	$ 2,881,740
	Total Maine	$2,881,740

	Maryland — 1.1%
3,000,000	Maryland State Transportation Authority, Series A, 3.00%, 7/1/47	$ 2,422,140
	Total Maryland	$2,422,140

3Pioneer Municipal High Income Fund, Inc. | 7/31/24

Principal Amount USD ($)		Value
	Massachusetts — 7.3%
2,500,000	Massachusetts Development Finance Agency, Series A, 5.00%, 7/1/44	$ 2,513,275
3,000,000	Massachusetts Development Finance Agency, Lowell General Hospital, Series G, 5.00%, 7/1/44	3,000,090
7,100,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	8,943,018
2,270,000(d)	Town of Millbury, 4.00%, 8/15/51	2,177,293
	Total Massachusetts	$16,633,676

	Michigan — 0.4%
970,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 893,768
	Total Michigan	$893,768

	Minnesota — 0.4%
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.00%, 7/1/47	$ 966,570
	Total Minnesota	$966,570

	Montana — 0.0%†
1,600,000(e)	Two Rivers Authority, 7.375%, 11/1/27	$ 64,000
	Total Montana	$64,000

	New Hampshire — 3.0%
375,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	$ 319,132
6,000,000	New Hampshire Health and Education Facilities Authority Act, Dartmouth Health, Series A, 5.00%, 8/1/59 (BAM-TCRS Insured)	6,528,540
	Total New Hampshire	$6,847,672

	New Jersey — 1.0%
2,200,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	$ 2,204,356
	Total New Jersey	$2,204,356

	New Mexico — 1.0%
2,540,000(c)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/28	$ 2,400,300
	Total New Mexico	$2,400,300

	New York — 18.0%
2,000,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	$ 1,897,000
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Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — (continued)
6,175,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 4.75%, 11/15/45	$ 6,394,027
2,000,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 5.25%, 11/15/55	2,104,240
2,000,000	Metropolitan Transportation Authority, Green Bond, Series D-2, 4.00%, 11/15/48	1,914,740
2,500,000	New York Counties Tobacco Trust IV, Settlement pass through, Series A, 5.00%, 6/1/45	2,314,000
2,500,000	New York Transportation Development Corp., Series A, 5.25%, 1/1/50	2,501,025
11,330,000	New York Transportation Development Corp., Delta Airlines Inc-LaGuardia, 5.00%, 10/1/40	11,848,801
1,750,000	New York Transportation Development Corp., Green Bond, 5.375%, 6/30/60	1,809,552
5,500,000	New York Transportation Development Corp., Green Bond, 5.50%, 6/30/60	5,850,295
1,000,000	Suffolk Regional Off-Track Betting Co., 6.00%, 12/1/53	1,049,500
2,500,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Series A-1, 5.25%, 5/15/59	2,750,850
1,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 4.50%, 7/1/56 (144A)	887,080
	Total New York	$41,321,110

	North Carolina — 0.6%
1,400,000	North Carolina Medical Care Commission, Carolina Meadows, 5.25%, 12/1/49	$ 1,494,262
	Total North Carolina	$1,494,262

	Ohio — 6.4%
13,375,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 12,386,186
1,000,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	840,210
1,540,000	State of Ohio, 5.00%, 12/31/39	1,549,286
	Total Ohio	$14,775,682

	Oregon — 1.6%
5,000,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	$ 3,772,050
	Total Oregon	$3,772,050

5Pioneer Municipal High Income Fund, Inc. | 7/31/24

Principal Amount USD ($)		Value
	Pennsylvania — 5.0%
1,250,000	Allentown Neighborhood Improvement Zone Development Authority, Waterfront - 30 E. Allen Street Project, Series A, 5.25%, 5/1/32 (144A)	$ 1,317,988
5,000,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/52	4,645,200
3,500,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 5.00%, 5/1/57	3,624,740
500,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	501,735
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	871,180
460,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	454,475
	Total Pennsylvania	$11,415,318

	Puerto Rico — 14.2%
2,929,538(c)	Commonwealth of Puerto Rico, 11/1/43	$ 1,794,342
5,267,777(d)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/41	4,935,907
3,000,000(d)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/46	2,742,000
5,000,000	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	4,850,000
7,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	7,546,725
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2, 4.784%, 7/1/58	2,470,375
8,191,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/1/58	8,225,238
	Total Puerto Rico	$32,564,587

	Rhode Island — 1.0%
5,900,000(e)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 2,360,000
	Total Rhode Island	$2,360,000

Pioneer Municipal High Income Fund, Inc. | 7/31/246

Schedule of Investments  |  7/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Tennessee — 0.3%
550,000	Knox County Health Educational & Housing Facility Board, University of Tennessee Project, Series B-1, 5.25%, 7/1/64 (BAM Insured)	$ 580,795
	Total Tennessee	$580,795

	Texas — 7.6%
450,000	Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc., 4.875%, 6/15/54 (144A)	$ 450,410
300,000	Arlington Higher Education Finance Corp., Great Hearts America, Series A, 5.00%, 8/15/54	300,987
500,000	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	528,875
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	1,001,570
3,000,000(d)	Cedar Hill Independent School District, Dallas County, Texas, 4.00%, 2/15/50 (PSF-GTD Insured)	2,878,230
8,000,000	City of Houston Airport System Revenue, 4.00%, 7/15/41	7,600,160
2,500,000	Greater Texas Cultural Education Facilities Finance Corp., Texas Bipmedical Research Institute Project, Series A, 5.25%, 6/1/54	2,638,900
1,500,000	New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1, 5.50%, 1/1/57	1,426,545
550,000	Port of Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A, 5.125%, 1/1/44 (144A)	556,187
	Total Texas	$17,381,864

	Virgin Islands — 0.4%
1,000,000	Matching Fund Special Purpose Securitization Corp., Series A, 5.00%, 10/1/39	$ 1,037,180
	Total Virgin Islands	$1,037,180

	Virginia — 7.0%
2,650,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	$ 2,307,567
2,000,000	Virginia Small Business Financing Authority, Senior Lien, 5.00%, 12/31/42	2,087,540
1,000,000	Virginia Small Business Financing Authority, Senior Lien, 5.00%, 12/31/47	1,000,800
1,000,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes LLC Project, 4.00%, 1/1/48	926,830
7Pioneer Municipal High Income Fund, Inc. | 7/31/24

Principal Amount USD ($)		Value
	Virginia — (continued)
3,500,000	Virginia Small Business Financing Authority, Transform 66-P3 Project, 5.00%, 12/31/49	$ 3,499,790
6,100,000	Virginia Small Business Financing Authority, Transform 66-P3 Project, 5.00%, 12/31/56	6,121,777
	Total Virginia	$15,944,304

	Wisconsin — 1.0%
1,500,000	Public Finance Authority, Gardner Webb University, 5.00%, 7/1/31 (144A)	$ 1,559,250
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	756,488
	Total Wisconsin	$2,315,738

	Total Municipal Bonds (Cost $273,861,850)	$276,682,098

	U.S. Government and Agency Obligations — 1.9% of Net Assets
4,300,000(b)	U.S. Treasury Bills, 8/13/24	$ 4,292,429
	Total U.S. Government and Agency Obligations (Cost $4,292,464)	$4,292,429

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 122.6% (Cost $278,154,314)	$280,974,527
	OTHER ASSETS AND LIABILITIES — (22.6)%	$(51,712,666)
	net assets applicable to common stockholders — 100.0%	$229,261,861

AMBAC	Ambac Assurance Corporation.
BAM	Build America Mutual Assurance Company.
COLL	Collateral.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
PSF-GTD	Permanent School Fund Guaranteed.
TCRS	Transferable Custodial Receipts.
Pioneer Municipal High Income Fund, Inc. | 7/31/248

Schedule of Investments  |  7/31/24
(unaudited) (continued)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2024, the value of these securities amounted to $24,295,304, or 10.6% of net assets applicable to common stockholders.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2024.
(d)	Represents a General Obligation Bond.
(e)	Security is in default.
†	Amount rounds to less than 0.1%.
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Development Revenue	25.5%
Health Revenue	21.0
Transportation Revenue	18.8
Tobacco Revenue	10.3
Other Revenue	8.0
Education Revenue	4.1
Water Revenue	3.6
Facilities Revenue	1.7
General Revenue	0.4
93.4%
General Obligation Bonds:	6.6%
100.0%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
87	U.S. Long Bond (CBT)	9/19/24	$10,168,581	$10,507,969	$339,388
TOTAL FUTURES CONTRACTS			$10,168,581	$10,507,969	$339,388
CBT	Chicago Board of Trade.
9Pioneer Municipal High Income Fund, Inc. | 7/31/24

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$276,682,098	$—	$276,682,098
U.S. Government and Agency Obligations	—	4,292,429	—	4,292,429
Total Investments in Securities	$—	$280,974,527	$—	$280,974,527
Other Financial Instruments
Net unrealized appreciation on futures contracts	$339,388	$—	$—	$339,388
Total Other Financial Instruments	$339,388	$—	$—	$339,388
During the six months ended July 31, 2024, there were no transfers in or out of Level 3.
Pioneer Municipal High Income Fund, Inc. | 7/31/2410